Note 16 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Share-based compensation	$ 1,401	$ 1,135
Total	2,291	2,062
Management Personnel [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	295	295
Director and Officer [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	$ 595	$ 632